5 year summary (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of 5-year summary
Underlying revenue growth	9.00%	7.00%	(9.00%)	4.00%	4.00%
Underlying adjusted operating profit growth	15.00%	13.00%	(18.00%)	5.00%	6.00%
Adjusted earnings per share growth (at constant currency)	10.00%	17.00%	(15.00%)	7.00%	7.00%
Adjusted revenue	£ 8,553	£ 7,244	£ 7,110	£ 7,874	£ 7,492
Adjusted operating profit	£ 2,683	£ 2,210	£ 2,076	£ 2,491	£ 2,346
Adjusted operating margin	31.40%	30.50%	29.20%	31.60%	31.30%
Adjusted profit before tax	£ 2,489	£ 2,077	£ 1,916	£ 2,200	£ 2,145
Adjusted net profit attributable to shareholders	£ 1,961	£ 1,689	£ 1,543	£ 1,808	£ 1,674
Adjusted net margin	22.90%	23.30%	21.70%	23.00%	22.30%
Adjusted cash flow	£ 2,709	£ 2,230	£ 2,009	£ 2,402	£ 2,243
Adjusted cash flow conversion	101.00%	101.00%	97.00%	96.00%	96.00%
Adjusted return on invested capital	12.50%	11.90%	10.80%	13.60%	13.20%
Adjusted earnings per ordinary share	£ 1.022	£ 0.876	£ 0.801	£ 0.930	£ 0.847
Ordinary dividend per share	£ 0.546	£ 0.498	£ 0.470	£ 0.457	£ 0.421
Revenue	£ 8,553	£ 7,244	£ 7,110	£ 7,874	£ 7,492
Reported operating profit	2,323	1,884	1,525	2,101	1,964
Reported profit before tax	2,113	1,797	1,483	1,847	1,720
Reported net profit attributable to shareholders	£ 1,634	£ 1,471	£ 1,224	£ 1,505	£ 1,422
Reported net margin	19.10%	20.30%	17.20%	19.10%	19.00%
Reported net debt	£ 6,604	£ 6,017	£ 6,898	£ 6,191	£ 6,177
Reported earnings per ordinary share	£ 0.852	£ 0.763	£ 0.635	£ 0.774	£ 0.719